Employee share scheme reserve - Summary of fair value of options (Details) - Options	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options	10,866,324	8,514,500	4,466,470
$0-1
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options	2,000,665	2,793,412
$1- 1.88
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options	453,544	472,600
$1.88-2.45
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options	899,567	1,031,273
$2.45-3.37
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options	3,211,000	4,217,215
$6.5
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options	60,251
$10
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options	4,241,297